UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mandatorily redeemable noncontrolling interest			$ 11,381
Redeemable Convertible Preferred stock, shares outstanding		68,228,526	68,228,526
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common shares, shares issued	677,231,538	474,621,603	474,621,603
Common shares, shares outstanding	677,231,538	474,621,603	474,621,603
VIEs
Mandatorily redeemable noncontrolling interest		$ 0	$ 11,381
Series Pre-A Preferred Shares Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	40,885,006	40,885,006	40,885,006
Redeemable Convertible Preferred stock, shares issued	40,885,006	40,885,006	40,885,006
Redeemable Convertible Preferred stock, shares outstanding	40,885,006	40,885,006	40,885,006
Redeemable Convertible Preferred stock, redemption value		$ 184,509	$ 174,429
Redeemable Convertible Preferred stock, liquidation preference value		$ 184,509	$ 174,429
Series A Preferred Shares Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	27,343,520	27,343,520	27,343,520
Redeemable Convertible Preferred stock, shares issued	27,343,520	27,343,520	27,343,520
Redeemable Convertible Preferred stock, shares outstanding		27,343,520	27,343,520
Redeemable Convertible Preferred stock, redemption value		$ 199,021	$ 187,441
Redeemable Convertible Preferred stock, liquidation preference value		$ 200,971	$ 189,424